Leases	12 Months Ended
Sep. 30, 2017
Leases [Abstract]
Leases

NOTE 12 - LEASES

The Company has leases primarily pertaining to land, buildings and equipment that expire at various times through February 2034. The Company’s minimum rent payments under operating leases are recognized on a straight-line basis over the term of the leases. Future minimum rental commitments under non-cancelable operating leases are as follows:

(in millions)	Amount
2018	$24.2
2019	20.9
2020	14.7
2021	10.3
2022	6.9
Thereafter	25.5
Total minimum lease payments	$102.5

Rent expense was $26.2 million,  $39.3 million and $32.1 million for the years ended September 30, 2017,  2016 and 2015, respectively.